Components of Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 488,950	$ 1,777,145
OCI before reclassifications	638,084	(1,258,848)
Amounts reclassified from AOCI	26,244	(29,347)
Total other comprehensive income (loss)	664,328	(1,288,195)	$ 774,361
Ending balance	1,153,278	488,950	1,777,145
Net Unrealized Gain On Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	472,376	1,765,606
OCI before reclassifications	667,048	(1,263,867)
Amounts reclassified from AOCI	26,241	(29,363)
Total other comprehensive income (loss)	693,289	(1,293,230)
Ending balance	1,165,665	472,376	1,765,606
Net Gain (loss) on Cash Flow Hedging Instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	10,408	1,475
OCI before reclassifications	(29,614)	8,933
Total other comprehensive income (loss)	(29,614)	8,933
Ending balance	(19,206)	10,408	1,475
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	6,231	10,240
OCI before reclassifications	692	(4,009)
Total other comprehensive income (loss)	692	(4,009)
Ending balance	6,923	6,231	10,240
Pension And Postretirement Plan Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(65)	(176)
OCI before reclassifications	(42)	95
Amounts reclassified from AOCI	3	16
Total other comprehensive income (loss)	(39)	111
Ending balance	$ (104)	$ (65)	$ (176)